Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Temporary Equity Disclosure [Abstract]
Preferred Stock

Note 8. Preferred Stock

As of June 30, 2026 and 2025, there were zero shares of Series A preferred stock issued and outstanding. As of June 30, 2026 and 2025, there were 46,483 shares and 18,476 shares, respectively, of Series B Preferred Stock issued and outstanding. As of June 30, 2026 and 2025, there were 0 and 56,000 shares, respectively, of Series C preferred stock issued and outstanding. As of June 30, 2026 and 2025, there were zero shares of Series D preferred stock issued and outstanding. The Company is authorized to issue 400,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences described below.

Series A Preferred Stock

The Series A Preferred Stock shall, as to the payment of dividends and the distribution of assets upon liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, rank senior to each class or series of the Company’s common stock. The holders of the Series A Preferred Stock shall have no voting rights on any matters which the Company’s stockholders are entitled to vote except for consent for the Company to incur any new indebtedness or for the Company to create or issue any capital stock that ranks senior to the Series A Preferred Stock. Dividends on each share of Series A Preferred Stock shall accrue on a daily basis and be payable monthly in arrears at rate of 18% per year. The Company has the right, but not the obligation, to redeem the Series A Preferred Stock, in whole or in part, from time to time, at a redemption price of $1,000 per share plus all accrued and unpaid dividends (“Redemption Price”). At the time of redemption, if the Redemption Price does not exceed a return of not less than 8% per Series A Preferred Share (“Minimum Return Payment”), the Company shall be required to pay an additional dividend to satisfy Minimum Return Payment. In the event that the Company has not redeemed all of the Series A Preferred Shares by November 13, 2025, the Company shall not declare, pay or set aside any dividends on shares of common stock. Since the Series A Preferred Stock agreement features certain redemption rights that are considered to be outside the Company’s control and subject to the occurrence of uncertain future events, the Series A Preferred Stock will be presented as mezzanine equity outside of the shareholders’ equity section of the Company’s consolidated balance sheet. The Series A Preferred Stock meets the criteria of a participating security for purposes of calculating earnings per share (See Note 11—Earnings Per Share).

In March 2025, the Company’s Series A Preferred Stock was extinguished with proceeds raised from the Company’s Series C Preferred Stock (as defined below).

Series B Preferred Stock

In February 2024, the Company authorized $50.0 million of its Series B 10% Redeemable Preferred Share class (“Series B Preferred Stock”). Through June 30, 2026, the Company has closed on approximately $51.0 million of net proceeds from the issuance of the Series B Preferred Stock. The Series B Preferred Stock shall, as to the payment of dividends and the distribution of assets upon liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, rank senior to each class or series of the Company’s common stock. The holders of the Series B Preferred Stock shall have no voting rights. Dividends on each share of Series B Preferred Stock shall accrue on a daily basis and be payable monthly in arrears at rate of 10% per year. The Company has the right, but not the obligation, to redeem the Series B Preferred Stock, in whole or in part, from time to time, at a redemption price of $1,000 per share plus all accrued and unpaid dividends (“Redemption Price”). For the three and six months ended June 30, 2026, the Company incurred $0.9 million and $2.1 million, respectively, in expenses related to sale of Series B Preferred Stock which were deducted from the carrying value of the Series B Preferred Stock in the Consolidated Statements of Shareholders’ Equity. For the three and six months ended June 30, 2025, the Company incurred $0.4 million and $0.9 million, respectively, in expenses related to sale of Series B Preferred Stock which were deducted from the carrying value of the Series B Preferred Stock in the Consolidated Statements of Shareholders’ Equity. The net proceeds from issuance of the Series B Preferred Stock were utilized to redeem the Company’s Series A Preferred Stock. Since the Series B Preferred Stock agreement features certain redemption rights that are considered to be outside the Company’s control and subject to the occurrence of uncertain future events, the Series B Preferred Stock will be presented as mezzanine equity outside of the shareholders’ equity section of the Company’s consolidated balance sheet. The Series B Preferred Stock meets the criteria of a participating security for purposes of calculating earnings per share (See Note 11—Earnings Per Share).

The table below summarizes the monthly dividends related to the Company’s Series B Preferred Stock (in thousands, except annual dividend rate):

Month Ended	Preferred Stock Annual Dividend Rate	Total Cash Dividend
June 30, 2026	10%	$465
May 31, 2026	10%	$413
April 30, 2026	10%	$381
March 31, 2026	10%	$337
February 28, 2026	10%	$304
January 31, 2026	10%	$282
December 31, 2025	10%	$256
November 30, 2025	10%	$231
October 31, 2025	10%	$201
September 30, 2025	10%	$179
August 31, 2025	10%	$159
July 31, 2025	10%	$150
June 30, 2025	10%	$138

Series C Preferred Stock

In March 2025, the Company sold 56,000 shares of Series C Preferred Stock (the “Series C Preferred Stock”) at a price of $1,000.00 per share, resulting in gross proceeds of $56 million. The Series C Preferred Stock shall, as to the payment of dividends and the distribution of assets upon liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, rank senior to each class or series of the Company’s common stock. The holders of the Series C Preferred Stock shall have no voting rights on any matters which the Company’s stockholders are entitled to vote except for consent for the Company to incur any new indebtedness or for the Company to create or issue any capital stock that ranks senior to the Series C Preferred Stock. Dividends on each share of Series C Preferred Stock shall accrue on a daily basis and be payable monthly in arrears at rate of 14% per year through December 31, 2026, and a rate of 18% per year subsequently. The Company has the right, but not the obligation, to redeem the Series C Preferred Stock, in whole or in part, from time to time, at a redemption price of $1,000 per share plus all accrued and unpaid dividends (“Redemption Price – Series C”). At the time of redemption, if the Redemption Price – Series C does not exceed a return of not less than 8% per Series C Preferred Share (“Minimum Return Payment – Series C”), the Company shall be required to pay an additional dividend to satisfy Minimum Return Payment – Series C. In the event that the Company has not redeemed all of the Series C Preferred Shares by December 31, 2027, the Company shall not declare, pay or set aside any dividends on shares of common stock. Since the Series C Preferred Stock agreement features certain redemption rights that are considered to be outside the Company’s control and subject to the occurrence of uncertain future events, the Series C Preferred Stock will be presented as mezzanine equity outside of the shareholders’ equity section of the Company’s consolidated statement of changes in mezzanine equity and shareholders’ equity. The Series C Preferred Stock meets the criteria of participating security for purposes of calculating earnings per share (See Note 11—Earnings Per Share).

The table below summarizes the monthly dividends related to the Company’s Series C Preferred Stock (in thousands):

Month Ended	Preferred Stock Annual Dividend Rate	Total Cash Dividend
December 31, 2025	14%	$526
November 30, 2025	14%	$193
October 31, 2025	14%	$200
September 30, 2025	14%	$322
August 31, 2025	14%	$533
July 31, 2025	14%	$666
June 30, 2025	14%	$644

In December 2025, the Company’s Series C Preferred Stock was extinguished with proceeds raised from the Company’s common stock.

Series D Preferred Stock

In March 2026, the Company sold 37,780 shares of Series D Preferred Stock (the “Series D Preferred Stock”) at a price of $1,000.00 per share, resulting in gross proceeds of approximately $37.8 million. The Series D Preferred Stock shall, as to the payment of dividends and the distribution of assets upon liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, rank senior to each class or series of the Company’s common stock. The holders of the Series D Preferred Stock shall have no voting rights on any matters which the Company’s stockholders are entitled to vote except for consent for the Company to incur any new indebtedness or for the Company to create or issue any capital stock that ranks senior to the Series D Preferred Stock. Dividends on each share of Series D Preferred Stock shall accrue on a daily basis and be payable monthly in arrears at rate of 14% per year through December 31, 2027, and a rate of 18% per year subsequently. The Company has the right, but not the obligation, to redeem the Series D Preferred Stock, in whole or in part, from time to time, at a redemption price of $1,000 per share plus all accrued and unpaid dividends (“Redemption Price – Series D”). At the time of redemption, if the Redemption Price – Series D does not exceed a return of not less than 8% per Series D Preferred Share (“Minimum Return Payment – Series D”), the Company shall be required to pay an additional dividend to satisfy Minimum Return Payment – Series D. In the event that the Company has not redeemed all of the Series D Preferred Shares by December 31, 2028, the Company shall not declare, pay or set aside any dividends on shares of common stock. The proceeds from the sale of the Series D Preferred Stock were used to purchase additional Haynesville Assets. Since the Series D Preferred Stock agreement features certain redemption rights that are considered to be outside the Company’s control and subject to the occurrence of uncertain future events, the Series D Preferred Stock will be presented as mezzanine equity outside of the shareholders’ equity section of the Company’s consolidated statement of changes in mezzanine equity and shareholders’ equity. The Series D Preferred Stock meets the criteria of participating security for purposes of calculating earnings per share (See Note 11—Earnings Per Share).

The table below summarizes the monthly dividends related to the Company’s Series D Preferred Stock (in thousands):

Month Ended	Preferred Stock Annual Dividend Rate	Total Cash Dividend
June 30, 2026	14%	$2,124
May 31, 2026	14%	$449
April 30, 2026	14%	$449

In June 2026, the Company’s Series D Preferred Stock was extinguished with proceeds raised from the Company’s IPO. To satisfy the Minimum Return Payment - Series D, the Company paid an additional dividend of $2.1 million at the time of extinguishment.

Note 9—Preferred Stock

As of December 31, 2025 and 2024, there were 0 shares and 19,000 shares, respectively, of Series A preferred stock issued and outstanding. As of December 31, 2025 and 2024, there were 35,524 shares and 9,823 shares, respectively, of Series B Preferred Stock issued and outstanding. As of December 31, 2025 and 2024, there were 0 and 0 shares, respectively, of Series C preferred stock issued and outstanding. The Company is authorized to issue 400,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences described below.

Series A Preferred Stock

In November 2023, the Company sold 44,100 shares of Series A Preferred Stock (the “Series A Preferred Stock”) at a price of $1,000.00 per share, resulting in gross proceeds of $44.1 million. The Series A Preferred Stock shall, as to the payment of dividends and the distribution of assets upon liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, rank senior to each class or series of the Company’s common stock. The holders of the Series A Preferred Stock shall have no voting rights on any matters which the Company’s stockholders are entitled to vote except for consent for the Company to incur any new indebtedness or for the Company to create or issue any capital stock that ranks senior to the Series A Preferred Stock. Dividends on each share of Series A Preferred Stock shall accrue on a daily basis and be payable monthly in arrears at rate of 14% per year through November 13, 2024, and a rate of 18% per year subsequently. The Company has the right, but not the obligation, to redeem the Series A Preferred Stock, in whole or in part, from time to time, at a redemption price of $1,000 per share plus all accrued and unpaid dividends (“Redemption Price”). At the time of redemption, if the Redemption Price does not exceed a return of not less than 8% per Series A Preferred Share (“Minimum Return Payment”), the Company shall be required to pay an additional dividend to satisfy Minimum Return Payment. In the event that the Company has not redeemed all of the Series A Preferred Shares by November 13, 2025, the Company shall not declare, pay or set aside any dividends on shares of common stock. The Company incurred $0.1 million in expenses related to sale of Series A Preferred Stock which were deducted from the carrying value of the Series A Preferred Stock in the Consolidated Statements of Shareholders’ Equity. The proceeds from the sale of the Series A Preferred Stock were used to purchase an additional 25% of the Marcellus Assets from the Seller. Since the Series A Preferred Stock agreement features certain redemption rights that are considered to be outside the Company’s control and subject to the occurrence of uncertain future events, the Series A Preferred Stock will be presented as mezzanine equity outside of the shareholders’ equity section of the Company’s consolidated balance sheet. The Company recognizes any changes in redemption value immediately as they occur, if any, and will adjust the carrying value of the Series A Preferred Stock at the end of each reporting period. If the carrying value of the Series A Preferred Stock is reduced to zero, any additional charges are applied against retained earnings, if any, and additional paid-in-capital. Below is a reconciliation of the redemption value of the Series A Preferred Stock to the carrying value stated on the consolidated balance sheet (in thousands):

Series A Preferred Shares
Redemption value at December 31, 2024	$19,000
Equity issuance costs	(54)
Dividends	(5,638)
Carrying Value at December 31, 2024	$13,308

The Series A Preferred Stock meets the criteria of a participating security for purposes of calculating earnings per share (See Note 11—Earnings Per Share).

The table below summarizes the monthly dividends related to the Company’s Series A Preferred Stock (in thousands, except annual dividend rate):

Month Ended	Preferred Stock Annual Dividend Rate	Total Cash Dividend
March 31, 2025	18%	$249
February 28, 2025	18%	$255
January 31, 2025	18%	$290
December 31, 2024	18%	$290
November 30, 2024	18%	$269
October 31, 2024	14%	$237
September 30, 2024	14%	$316
August 31, 2024	14%	$403
July 31, 2024	14%	$434
June 30, 2024	14%	$431
May 31, 2024	14%	$458
April 30, 2024	14%	$460
March 31, 2024	14%	$500
February 29, 2024	14%	$489
January 31, 2024	14%	$523

In March 2025, the Company’s Series A Preferred Stock was extinguished with proceeds raised from the Company’s Series C Preferred Stock (as defined below).

Series B Preferred Stock

In February 2024, the Company authorized $50.0 million of its Series B 10% Redeemable Preferred Share class (“Series B Preferred Stock”). Through December 31, 2025, the Company has closed on approximately $22.3 million of net proceeds from the issuance of the Series B Preferred Stock. The Series B Preferred Stock shall, as to the payment of dividends and the distribution of assets upon liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, rank senior to each class or series of the Company’s common stock. The holders of the Series B Preferred Stock shall have no voting rights. Dividends on each share of Series B Preferred Stock shall accrue on a daily basis and be payable monthly in arrears at rate of 10% per year. The Company has the right, but not the obligation, to redeem the Series B Preferred Stock, in whole or in part, from time to time, at a redemption price of $1,000 per share plus all accrued and unpaid dividends (“Redemption Price”). Through December 31, 2025, Company incurred $2.6 million in expenses related to sale of Series B Preferred Stock which were deducted from the carrying value of the Series B Preferred Stock in the Consolidated Statements of Shareholders’ Equity. The net proceeds from issuance of the Series B Preferred Stock will be utilized to redeem the Company’s Series A Preferred Stock. Since the Series B Preferred Stock agreement features certain redemption rights that are considered to be outside the Company’s control and subject to the occurrence of uncertain future events, the Series B Preferred Stock will be presented as mezzanine equity outside of the shareholders’ equity section of the Company’s consolidated balance sheet. The Company recognizes any changes in redemption value immediately as they occur, if any, and will adjust the carrying value of the Series B Preferred Stock at the end of each reporting period. If the carrying value of the Series B Preferred Stock is reduced to zero, any additional charges are applied against retained earnings, if any, and additional paid-in-capital. Below is a reconciliation of the redemption value of the Series B Preferred Stock to the carrying value stated on the consolidated balance sheet (in thousands):

Series B Preferred Shares
Redemption value at December 31, 2025	$35,524
Equity issuance costs	(4,836)
Dividends	(3,026)
Carrying Value at December 31, 2025	$27,662

Series B Preferred Shares
Redemption value at December 31, 2024	$9,823
Equity issuance costs	(1,351)
Dividends	(555)
Carrying Value at December 31, 2024	$7,917

The Series B Preferred Stock meets the criteria of a participating security for purposes of calculating earnings per share (See Note 11—Earnings Per Share).

The table below summarizes the monthly dividends related to the Company’s Series B Preferred Stock (in thousands, except annual dividend rate):

Month Ended	Preferred Stock Annual Dividend Rate	Total Cash Dividend
December 31, 2025	10%	$282
November 30, 2025	10%	$256
October 31, 2025	10%	$231
September 30, 2025	10%	$201
August 31, 2025	10%	$179
July 31, 2025	10%	$159
June 30, 2025	10%	$150
May 31, 2025	10%	$138
April 30, 2025	10%	$125
March 31, 2025	10%	$111
February 28, 2025	10%	$95
January 31, 2025	10%	$85
December 31, 2024	10%	$69
November 30, 2024	10%	$64
October 31, 2024	10%	$58
September 30, 2024	10%	$49
August 31, 2024	10%	$40
July 31, 2024	10%	$31
June 30, 2024	10%	$24
May 31, 2024	10%	$19
April 30, 2024	10%	$13
March 31, 2024	10%	$2

Series C Preferred Stock

In March 2025, the Company sold 56,000 shares of Series C Preferred Stock (the “Series C Preferred Stock”) at a price of $1,000.00 per share, resulting in gross proceeds of $56 million. The Series C Preferred Stock shall, as to the payment of dividends and the distribution of assets upon liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, rank senior to each class or series of the Company’s common stock. The holders of the Series C Preferred Stock shall have no voting rights on any matters which the Company’s stockholders are entitled to vote except for consent for the Company to incur any new indebtedness or for the Company to create or issue any capital stock that ranks senior to the Series C Preferred Stock. Dividends on each share of Series C Preferred Stock shall accrue on a daily basis and be payable monthly in arrears at rate of 14% per year through December 31, 2026, and a rate of 18% per year subsequently. The Company has the right, but not the obligation, to redeem the Series C Preferred Stock, in whole or in part, from time to time, at a redemption price of $1,000 per share plus all accrued and unpaid dividends (“Redemption Price – Series C”). At the time of redemption, if the Redemption Price – Series C does not exceed a return of not less than 8% per Series C Preferred Share (“Minimum Return Payment – Series C”), the Company shall be required to pay an additional dividend to satisfy Minimum Return Payment – Series C. In the event that the Company has not redeemed all of the Series C Preferred Shares by December 31, 2027, the Company shall not declare, pay or set aside any dividends on shares of common stock. The proceeds from the sale of the Series C Preferred Stock were used to purchase an additional 50% of the Marcellus Assets from the Seller. Since the Series C Preferred Stock agreement features certain redemption rights that are considered to be outside the Company’s control and subject to the occurrence of uncertain future events, the Series C Preferred Stock will be presented as mezzanine equity outside of the shareholders’ equity section of the Company’s consolidated statement of changes in mezzanine equity and shareholders’ equity. The Company recognizes any changes in redemption value immediately as they occur, if any, and will adjust the carrying value of the Series C Preferred Stock at the end of each reporting period. If the carrying value of the Series C Preferred Stock is reduced to zero, any additional charges are applied against retained earnings, if any, and additional paid-in-capital. The Series C Preferred Stock meets the criteria of participating security for purposes of calculating earnings per share (See Note 11—Earnings Per Share).

The table below summarizes the monthly dividends related to the Company’s Series C Preferred Stock (in thousands):

Month Ended	Preferred Stock Annual Dividend Rate	Total Cash Dividend
December 31, 2025	14%	$526
November 30, 2025	14%	$193
October 31, 2025	14%	$200
September 30, 2025	14%	$322
August 31, 2025	14%	$533
July 31, 2025	14%	$666
June 30, 2025	14%	$644
May 31, 2025	14%	$666
April 30, 2025	14%	$644
March 31, 2025	14%	$86

In December 2025, the Company’s Series C Preferred Stock was extinguished with proceeds raised from the Company’s common stock.

Preferred Stock Redemption Requirements

There are no required redemptions of the Company’s preferred stock issuances, other than in the event of Deemed Liquidation Event or Change in-Control transaction. Holders of Series B Preferred Stock may redeem such shares at any time subject to a monthly limit of 2% of the number of outstanding Series B Preferred Stock as of the end of the immediately prior month and a quarterly limit of 5% of the number of outstanding Series B Preferred Stock as of the end of the prior calendar quarter, subject to redemption fees if redeemed earlier than three years following the issuance date of 10% discount to Stated Value if redeemed in the first year following the date of issuance, 8% discount to Stated Value if redeemed in the second year following the date of issuance and 6% discount to Stated Value if redeemed in the third year following the date of issuance. Following the first anniversary of the date on which a share of Series B Preferred Stock was issued, the Company may also redeem the Series B Preferred stock upon written notice to some or all of the holders for $1,000 per share (the “Stated Value”) plus accrued but unpaid cumulative dividends. The following table provides for the maximum redemption amount of the Company’s preferred stock for the ensuing five year period provided that all eligible preferred stockholders elected to redeem as of December 31, 2025 (in thousands):

	Total	2026	2027	2028	2029	2030
Series B Preferred	$35,524	$7,105	$7,105	$7,105	$7,105	$7,104
Total	$35,524	$7,105	$7,105	$7,105	$7,105	$7,104